Shareholders' equity	12 Months Ended
Dec. 31, 2017
Shareholders' equity
Shareholders' equity

22.          Shareholders’ equity

a.         Capital management

The objectives of the Company with respect to capital management is to maintain an optimum financial-net worth structure, to reduce capital costs and safeguard its capacity to continue its operations with solid indebtedness ratios.

The Company is not subject to any externally imposed requirements for managing capital.

The Company manages its capital to ensure its ability to maximize the return on investment of its shareholders through three primary strategic objectives, as follows:

1.Cost and expense optimization – Indicators of this objective are evaluated, excluding construction costs and the maintenance provision, as such amounts do not affect cash flows. This indicator allows management to assess the ratio of costs and expenses to revenues.

2.Increased cash flows and optimization of the consolidated financial position.

3.Revenue growth — For this purpose, the Company monitors indicators associated with aeronautical and non-aeronautical revenues. On a monthly basis, the Company’s management provides quarterly updates to the Strategic Planning Committee to Empresas ICA, who provides oversight and reviews compliance with this objective.

The Strategic Planning Committee assesses and reviews these objectives on a quarterly basis. As part of the review, this Committee considers the cost of capital and risks associated with the Company’s strategic objectives.

b.        As of December 31, 2017, there were 49,766,000 series BB shares and 344,004,973 series B shares.

c.        As of December 31, 2016 and 2015, there were 49,766,000 series BB shares and 350,234,000 series B shares.

d.        Subscribed and paid-in capital stock as of December 31, 2017, 2016 and 2015, is comprised of ordinary, nominal shares, composed as follows:

	December 31, 2017
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(324,507)		(250)
	393,446,466	Ps.	303,394

	December 31, 2016
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	350,234,000	Ps.	270,071
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(6,229,027)		(4,802)
	393,770,973	Ps.	303,644

	December 31, 2015
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	350,234,000	Ps.	270,071
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(7,843,623)		(6,048)
	392,156,377	Ps.	302,398

e.           At the Ordinary Shareholders’ Meetings held on April 28, 2017, April 14, 2016 and April 23, 2015, the results for the years ended December 31, 2016, 2015 and 2014, respectively, were approved.

f.            At the Extraordinary General Shareholders’ Meeting held on May 31, 2017, the cancellation of 6,229,027 Series B Treasury shares, representing the minimum fixed portion of the Company’s capital stock was approved. This cancellation does not result in a refund in favor of the shareholders.

g.           In 2017, 2016 and 2015, (324,507),  1,614,596, and (3,223,473) shares were (repurchased) issued by the Company for Ps.(34,234) Ps.184,370, and Ps.(244,293), of nominal value, respectively. As of December 31, 2017, 2016 and 2015, the market price per share was Ps. 101.67, Ps. 89.38 and Ps.83.61, respectively. As of December 31, 2017, the Company had in treasury repurchased shares in the amount of Ps. 34,234. Such amount is represented by 324,507 Series B Class I shares.

h.            At the Ordinary General Shareholders’ Meeting held on April 28, 2017 the shareholders approved the following: (1) the payment of a cash dividend of Ps. 1,600 million, to be paid in a single installment of Ps. 4.00s per share (the amount effectively paid was Ps. 1,575,083), corresponding to the shares outstanding less the treasury stock at the payment date (May 16, 2017); (2) a share repurchase reserve of Ps.1,500 million and authorized use of up to that amount to repurchase Series B shares during 2018 and until the next annual meeting approves the 2017 result, for which an amount of Ps.116,876 was transferred from accumulated results to the share repurchase reserve for completion of the amount approved.

i.

At the Ordinary Shareholders’ Meeting held on April 14, 2016, the shareholders approved the following: (1) the payment of a cash dividend of Ps. 1,400 million, to be paid in a single installment of Ps. 3.50 per share (the amount effectively paid was Ps. 1,371,641), corresponding to the shares outstanding less the treasury stock at the payment date (April 29, 2016); (2)  a share repurchase reserve of Ps.1,200 million and authorized use of up to that amount to repurchase shares during 2016 and until the next annual meeting approves the 2016 result, and (3) a decrease in the legal reserve fund of  Ps. 176,530, an amount in which the reserve exceeds 20% of the share capital and transfer it to results from previous years.

j.At the Ordinary and Extraordinary Shareholders’ Meetings held on April 23, 2015, the shareholders approved the following: (1) an increase in the Company’s legal reserve fund of Ps. 17,704, and (2) a decrease in the fixed portion of the Company’s capital stock in the amount of Ps. 1,200,000, to be conducted without decreasing the number of shares, by reimbursing the shareholders in the amount of Ps. 3.00 per share. The amount paid to shareholders was Ps. 1,184,834 and the remaining Ps. 15,166 corresponds to shares in treasury. In addition, the shareholders approved a share repurchase reserve of up to Ps. 241,543 and the use of such funds for share repurchases.

k.Shareholders’ equity, except restated paid-in capital and tax-retained earnings, will be income tax on dividends by the Company to the effect upon the distribution rate. Any tax paid on such distribution may be credited against income tax for the year in which the tax on dividends and the following two years, against the tax for the year and interim payments thereof is paid.

l.Retained earnings include the statutory legal reserve. Under the Mexican General Corporations Law, at least 5% of the year’s net profits must be placed in a legal reserve until the reserve equals an amount representing 20% of capital stock at par value. The legal reserve may be capitalized but may not be distributed unless the Company is dissolved and must be replenished if it is reduced for any reason. As of December 31, 2017 and 2016, the amount not available for distribution totaled Ps.61,689, in both years, and in 2015 Ps.238,219.